Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42307
Entity Registrant Name	SKK Holdings Limited
Entity Central Index Key	0001991261
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 First Lok Yang Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629735
Title of 12(b) Security	Ordinary Shares, par value US$0.00025 per share
Trading Symbol	SKK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	18,750,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.00025
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of SKK Holdings Limited and its subsidiaries (collectively the “Company”) as of December 31, 2024 and 2025, and the related consolidated statements of comprehensive income, changes in shareholders’ equity, and cash flows in each of the years for the three-year period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows in each of the years for the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	27 First Lok Yang Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629735
City Area Code	+65
Local Phone Number	6334 3831
Contact Personnel Name	Sze Koon Kiat